Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities
Schedule of other liabilities

	2016	2017
	MCh$	MCh$

Accounts and notes payable (*)	146,355	190,151
Documents intermediated	52,314	49,672
Cobranding	47,462	32,905
Financial guarantees	12,084	11,374
Deferred income	6,077	5,576
VAT payable	—	918
Pending transactions	757	675
Insurance payments	163	478
Other	26,276	16,814

Total	291,488	308,563

(*) This item includes obligations that fall outside the Bank’s line of business such as withholding taxes, social security payments, insurance payable, and balances from material purchases and provisions for expenses pending payment.